REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Schedule of Outstanding Warrants (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants (in shares)	1,677,555	787,210
Exercise price of warrants (in CAD per share)	$ 1.97	$ 3.33
Term of warrants (in years)	7 years 9 months 18 days	9 years 2 months 12 days
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	571,355	118,228
Exercise price of warrants (in CAD per share)	$ 0.01	$ 0.01
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	288,352	288,352
Exercise price of warrants (in CAD per share)	$ 6.93	$ 6.93
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	260,250	260,250
Exercise price of warrants (in CAD per share)	$ 1.66	$ 1.66
Common Warrant 4
Class of Warrant or Right [Line Items]
Warrants (in shares)	557,598	120,380
Exercise price of warrants (in CAD per share)	$ 1.57	$ 1.57